Business segment information - Information by business segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business segment information
Number of business segments | segment	4
Sales	$ 140,685	$ 200,316	$ 209,363
Excise taxes	(20,981)	(24,067)	(25,257)
Revenues from sales	119,704	176,249	184,106
Operating expenses	(103,755)	(144,261)	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(22,264)	(15,731)	(13,992)
OPERATING INCOME	(6,315)	16,257	16,017
Net income (loss) from equity affiliates and other items	1,407	3,405	4,170
Tax on net operating income	(660)	(6,226)	(6,843)
NET OPERATING INCOME	(5,568)	13,436	13,344
Net cost of net debt	(1,768)	(1,998)	(1,794)
Non-controlling interests	94	(171)	(104)
NET INCOME - GROUP SHARE	(7,242)	11,267	11,446
Total expenditures	15,534	19,237	22,185
Total divestments	2,455	2,060	7,239
Cash flow from operating activities	14,803	24,685	24,703
Property, plant and equipment, intangible assets, net	141,863	149,586	142,246
Investments & loans in equity affiliates	27,976	27,122	23,444
Other non-current assets	11,833	10,409	10,593
Working capital	(3,813)	(1,510)	(1,507)
Provisions and other non-current liabilities	(35,168)	(35,972)	(36,285)
Assets and liabilities classified as held for sale	533	794	1,279
CAPITAL EMPLOYED	143,224	150,429	139,770
Intercompany
Business segment information
Sales	(38,444)	(67,328)	(69,040)
Revenues from sales	(38,444)	(67,328)	(69,040)
Operating expenses	38,444	67,328	69,040
Exploration & Production
Business segment information
Sales	4,973	7,261	9,889
Depreciation, depletion and impairment of tangible assets and mineral interests	(16,998)	(11,659)	(10,192)
OPERATING INCOME	(5,514)	10,542	12,502
Net income (loss) from equity affiliates and other items	697	610	1,365
Tax on net operating income	(208)	(4,572)	(5,770)
NET OPERATING INCOME	(5,025)	6,580	8,097
Total expenditures	6,782	8,992	13,789
Total divestments	819	368	3,674
Cash flow from operating activities	9,922	16,917	18,537
Property, plant and equipment, intangible assets, net	89,207	98,894	100,997
Investments & loans in equity affiliates	7,328	7,631	6,754
Other non-current assets	5,093	4,484	4,780
Working capital	1,968	2,617	1,911
Provisions and other non-current liabilities	(24,909)	(25,208)	(25,042)
Assets and liabilities classified as held for sale	241	426
CAPITAL EMPLOYED	78,928	88,844	89,400
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	23,456	38,590	40,226
Operating expenses	(11,972)	(16,389)	(17,532)
Exploration & Production | Intercompany
Business segment information
Sales	(18,483)	(31,329)	(30,337)
Integrated Gas, Renewables and Power
Business segment information
Sales	15,629	18,167	17,236
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,312)	(1,492)	(1,827)
OPERATING INCOME	(527)	1,184	(72)
Net income (loss) from equity affiliates and other items	794	2,330	1,639
Tax on net operating income	71	(741)	(471)
NET OPERATING INCOME	338	2,773	1,096
Total expenditures	6,230	7,053	5,032
Total divestments	1,152	1,108	2,209
Cash flow from operating activities	2,129	3,461	596
Property, plant and equipment, intangible assets, net	30,704	29,597	24,023
Investments & loans in equity affiliates	16,455	15,271	12,349
Other non-current assets	3,647	2,993	3,114
Working capital	(1,004)	(1,192)	420
Provisions and other non-current liabilities	(4,566)	(5,488)	(6,288)
Assets and liabilities classified as held for sale	375	368	1,128
CAPITAL EMPLOYED	45,611	41,549	34,746
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	17,632	20,992	19,434
Operating expenses	(15,847)	(18,316)	(17,679)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(2,003)	(2,825)	(2,198)
Refining & Chemicals
Business segment information
Sales	56,615	87,598	92,025
Excise taxes	(2,405)	(3,015)	(3,359)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,878)	(1,527)	(1,222)
OPERATING INCOME	(814)	3,342	2,513
Net income (loss) from equity affiliates and other items	(393)	322	782
Tax on net operating income	59	(470)	(445)
NET OPERATING INCOME	(1,148)	3,194	2,850
Total expenditures	1,325	1,698	1,781
Total divestments	149	322	919
Cash flow from operating activities	2,438	3,837	4,308
Property, plant and equipment, intangible assets, net	12,486	12,196	10,493
Investments & loans in equity affiliates	3,638	3,787	3,910
Other non-current assets	791	744	663
Working capital	(264)	796	32
Provisions and other non-current liabilities	(4,658)	(3,898)	(3,615)
Assets and liabilities classified as held for sale	(83)		151
CAPITAL EMPLOYED	11,910	13,625	11,634
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	71,588	116,973	124,128
Operating expenses	(70,524)	(112,104)	(120,393)
Refining & Chemicals | Intercompany
Business segment information
Sales	(17,378)	(32,390)	(35,462)
Marketing & Services
Business segment information
Sales	63,451	87,280	90,206
Excise taxes	(18,576)	(21,052)	(21,898)
Depreciation, depletion and impairment of tangible assets and mineral interests	(984)	(980)	(709)
OPERATING INCOME	1,441	2,052	1,841
Net income (loss) from equity affiliates and other items	37	101	307
Tax on net operating income	(515)	(598)	(532)
NET OPERATING INCOME	963	1,555	1,616
Total expenditures	1,052	1,374	1,458
Total divestments	158	249	428
Cash flow from operating activities	2,101	2,604	2,759
Property, plant and equipment, intangible assets, net	8,734	8,316	6,343
Investments & loans in equity affiliates	555	433	431
Other non-current assets	1,260	1,179	1,155
Working capital	(43)	178	194
Provisions and other non-current liabilities	(1,641)	(1,531)	(1,465)
CAPITAL EMPLOYED	8,865	8,575	6,658
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	45,232	66,887	69,287
Operating expenses	(42,807)	(63,855)	(66,737)
Marketing & Services | Intercompany
Business segment information
Sales	(357)	(659)	(979)
Corporate
Business segment information
Sales	17	10	7
Depreciation, depletion and impairment of tangible assets and mineral interests	(92)	(73)	(42)
OPERATING INCOME	(901)	(863)	(767)
Net income (loss) from equity affiliates and other items	272	42	77
Tax on net operating income	(67)	155	375
NET OPERATING INCOME	(696)	(666)	(315)
Total expenditures	145	120	125
Total divestments	177	13	9
Cash flow from operating activities	(1,787)	(2,134)	(1,497)
Property, plant and equipment, intangible assets, net	732	583	390
Other non-current assets	1,042	1,009	881
Working capital	(4,470)	(3,909)	(4,064)
Provisions and other non-current liabilities	606	153	125
CAPITAL EMPLOYED	(2,090)	(2,164)	(2,668)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	240	135	71
Operating expenses	(1,049)	(925)	(796)
Corporate | Intercompany
Business segment information
Sales	(223)	(125)	(64)
Adjustments
Business segment information
Sales	20	(64)	56
Revenues from sales	20	(64)	56
Operating expenses	(2,502)	(140)	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,952)	(920)	(1,774)
OPERATING INCOME	(11,434)	(1,124)	(2,824)
Net income (loss) from equity affiliates and other items	(922)	696	(496)
Tax on net operating income	982	(209)	973
NET OPERATING INCOME	(11,374)	(637)	(2,347)
Net cost of net debt	(29)	(15)	(67)
Non-controlling interests	102	91	301
NET INCOME - GROUP SHARE	(11,301)	(561)	(2,113)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,693)	(721)	(707)
OPERATING INCOME	(7,830)	(866)	(906)
Net income (loss) from equity affiliates and other items	54	(112)	(128)
Tax on net operating income	388	49	584
NET OPERATING INCOME	(7,388)	(929)	(450)
NET INCOME - GROUP SHARE	(7,357)	(940)	(507)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(137)	(145)	(199)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	20	(64)	56
Depreciation, depletion and impairment of tangible assets and mineral interests	(953)	(156)	(1,065)
OPERATING INCOME	(1,356)	(460)	(1,246)
Net income (loss) from equity affiliates and other items	(382)	974	(247)
Tax on net operating income	298	(130)	170
NET OPERATING INCOME	(1,440)	384	(1,323)
NET INCOME - GROUP SHARE	(1,415)	481	(982)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	20	(64)	56
Operating expenses	(423)	(240)	(237)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(306)	(41)	(2)
OPERATING INCOME	(1,858)	356	(618)
Net income (loss) from equity affiliates and other items	(677)	(83)	(116)
Tax on net operating income	348	(82)	205
NET OPERATING INCOME	(2,187)	191	(529)
NET INCOME - GROUP SHARE	(2,181)	189	(530)
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	(1,552)	397	(616)
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests		(2)
OPERATING INCOME	(330)	(42)	(45)
Net income (loss) from equity affiliates and other items	(24)	(83)	(5)
Tax on net operating income	93	27	14
NET OPERATING INCOME	(261)	(98)	(36)
NET INCOME - GROUP SHARE	(228)	(106)	(53)
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(330)	(40)	(45)
Adjustments | Corporate
Business segment information
OPERATING INCOME	(60)	(112)	(9)
Net income (loss) from equity affiliates and other items	107
Tax on net operating income	(145)	(73)
NET OPERATING INCOME	(98)	(185)	(9)
NET INCOME - GROUP SHARE	(120)	(185)	(41)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(60)	(112)	(9)
Adjustments - Inventory valuation effect
Business segment information
OPERATING INCOME	(1,440)	446	(595)
NET INCOME - GROUP SHARE	(1,280)	346	(420)
CAPITAL EMPLOYED	(607)	(1,601)	(1,251)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
OPERATING INCOME	(1,244)	477	(589)
NET OPERATING INCOME	(1,165)	371	(413)
NET INCOME - GROUP SHARE	(1,160)	369	(414)
CAPITAL EMPLOYED	(535)	(1,397)	(1,035)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
OPERATING INCOME	(196)	(31)	(6)
NET OPERATING INCOME	(137)	(14)	(5)
NET INCOME - GROUP SHARE	(120)	(23)	(6)
CAPITAL EMPLOYED	(72)	(204)	(216)
Adjusted
Business segment information
Sales	140,665	200,380	209,307
Excise taxes	(20,981)	(24,067)	(25,257)
Revenues from sales	119,684	176,313	184,050
Operating expenses	(101,253)	(144,121)	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(14,811)	(12,218)
OPERATING INCOME	5,119	17,381	18,841
Net income (loss) from equity affiliates and other items	2,329	2,709	4,666
Tax on net operating income	(1,642)	(6,017)	(7,816)
NET OPERATING INCOME	5,806	14,073	15,691
Net cost of net debt	(1,739)	(1,983)	(1,727)
Non-controlling interests	(8)	(262)	(405)
NET INCOME - GROUP SHARE	4,059	11,828	13,559
CAPITAL EMPLOYED	$ 142,617	$ 148,828	$ 138,519
ROACE as a percentage	4.00%	10.00%	12.00%
Adjusted | Intercompany
Business segment information
Sales	$ (38,444)	$ (67,328)	$ (69,040)
Revenues from sales	(38,444)	(67,328)	(69,040)
Operating expenses	38,444	67,328	69,040
Adjusted | Exploration & Production
Business segment information
Sales	4,973	7,261	9,889
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,305)	(10,938)	(9,485)
OPERATING INCOME	2,316	11,408	13,408
Net income (loss) from equity affiliates and other items	643	722	1,493
Tax on net operating income	(596)	(4,621)	(6,354)
NET OPERATING INCOME	2,363	7,509	8,547
CAPITAL EMPLOYED	$ 78,928	$ 88,844	$ 89,400
ROACE as a percentage	3.00%	8.00%	10.00%
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	$ 23,456	$ 38,590	$ 40,226
Operating expenses	(11,835)	(16,244)	(17,333)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(18,483)	(31,329)	(30,337)
Adjusted | Integrated Gas, Renewables and Power
Business segment information
Sales	15,609	18,231	17,180
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,359)	(1,336)	(762)
OPERATING INCOME	829	1,644	1,174
Net income (loss) from equity affiliates and other items	1,176	1,356	1,886
Tax on net operating income	(227)	(611)	(641)
NET OPERATING INCOME	1,778	2,389	2,419
CAPITAL EMPLOYED	$ 45,611	$ 41,549	$ 34,746
ROACE as a percentage	4.00%	6.00%	7.00%
Adjusted | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	$ 17,612	$ 21,056	$ 19,378
Operating expenses	(15,424)	(18,076)	(17,442)
Adjusted | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(2,003)	(2,825)	(2,198)
Adjusted | Refining & Chemicals
Business segment information
Sales	56,615	87,598	92,025
Excise taxes	(2,405)	(3,015)	(3,359)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,572)	(1,486)	(1,220)
OPERATING INCOME	1,044	2,986	3,131
Net income (loss) from equity affiliates and other items	284	405	898
Tax on net operating income	(289)	(388)	(650)
NET OPERATING INCOME	1,039	3,003	3,379
CAPITAL EMPLOYED	$ 11,375	$ 12,228	$ 10,599
ROACE as a percentage	9.00%	26.00%	31.00%
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	$ 71,588	$ 116,973	$ 124,128
Operating expenses	(68,972)	(112,501)	(119,777)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(17,378)	(32,390)	(35,462)
Adjusted | Marketing & Services
Business segment information
Sales	63,451	87,280	90,206
Excise taxes	(18,576)	(21,052)	(21,898)
Depreciation, depletion and impairment of tangible assets and mineral interests	(984)	(978)	(709)
OPERATING INCOME	1,771	2,094	1,886
Net income (loss) from equity affiliates and other items	61	184	312
Tax on net operating income	(608)	(625)	(546)
NET OPERATING INCOME	1,224	1,653	1,652
CAPITAL EMPLOYED	$ 8,793	$ 8,371	$ 6,442
ROACE as a percentage	14.00%	22.00%	25.00%
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	$ 45,232	$ 66,887	$ 69,287
Operating expenses	(42,477)	(63,815)	(66,692)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(357)	(659)	(979)
Adjusted | Corporate
Business segment information
Sales	17	10	7
Depreciation, depletion and impairment of tangible assets and mineral interests	(92)	(73)	(42)
OPERATING INCOME	(841)	(751)	(758)
Net income (loss) from equity affiliates and other items	165	42	77
Tax on net operating income	78	228	375
NET OPERATING INCOME	(598)	(481)	(306)
CAPITAL EMPLOYED	(2,090)	(2,164)	(2,668)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	240	135	71
Operating expenses	(989)	(813)	(787)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (223)	$ (125)	$ (64)